FAIR VALUE MEASUREMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Assets
Restricted time deposits-current portion	$ 50,064	¥ 344,212	¥ 6,750
Restricted time deposits-noncurrent portion			600
Liabilities
Guarantee derivative liabilities		52,434	30,958
Fair Value
Assets
Restricted time deposits-current portion		344,212	6,750
Restricted time deposits-noncurrent portion			600
Total assets		344,212	7,350
Liabilities
Guarantee derivative liabilities		52,434	30,958
Total liabilities		52,434	30,958
Fair Value | Level 2 Inputs
Assets
Restricted time deposits-current portion		344,212	6,750
Restricted time deposits-noncurrent portion			600
Total assets		344,212	7,350
Fair Value | Level 3 Inputs
Liabilities
Guarantee derivative liabilities		52,434	30,958
Total liabilities		¥ 52,434	¥ 30,958